UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2003 and the Year Ended December 31, 2002

Value Index Portfolio


This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003
UNAUDITED

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                         VALUE
                                                                                         INDEX
                                                                                       PORTFOLIO
                                                                                     ---------------
                                                                                     ---------------
ASSETS:
     Investments in securities, market value  (1)                                  $     74,436,906
     Dividends receivable                                                                    85,840
     Receivable for investments sold                                                        283,303
     Variation margin on futures contracts                                                    1,715
                                                                                     ---------------
                                                                                     ---------------

     Total assets                                                                        74,807,764
                                                                                     ---------------
                                                                                     ---------------

LIABILITIES:

     Due to investment adviser                                                               40,334
     Payable for investments purchased                                                       28,764
     Payable to custodian                                                                     6,681
                                                                                     ---------------
                                                                                     ---------------

     Total liabilities                                                                       75,779
                                                                                     ---------------
                                                                                     ---------------

NET ASSETS                                                                         $     74,731,985
                                                                                     ===============
                                                                                     ===============

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                 $        675,221
     Additional paid-in capital                                                         177,570,117
     Net unrealized depreciation on investments and futures contracts                    (6,477,899)
     Undistributed net investment income                                                     24,070
     Accumulated net realized loss on investments and futures contracts                 (97,059,524)
                                                                                     ---------------
                                                                                     ---------------

NET ASSETS                                                                         $     74,731,985
                                                                                     ===============
                                                                                     ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                              $          11.07
                                                                                     ===============
                                                                                     ===============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                         149,000,000
     Outstanding                                                                          6,752,208

(1)  Cost of investments in securities:                                            $     80,909,020

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003

UNAUDITED
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                         VALUE
                                                                                         INDEX
                                                                                       PORTFOLIO
                                                                                     ---------------
                                                                                     ---------------

INVESTMENT INCOME:
    Interest                                                                       $          1,732
    Dividends                                                                               775,477
                                                                                     ---------------
                                                                                     ---------------

    Total income                                                                            777,209
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:

    Management fees                                                                         218,619
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                       558,590
                                                                                     ---------------
                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                     (4,945,101)
    Net realized loss on futures contracts                                                  (58,416)
    Change in net unrealized depreciation on investments                                 12,799,937
    Change in net unrealized depreciation on futures contracts                               (1,160)
                                                                                     ---------------
                                                                                     ---------------

    Net realized and unrealized gain on investments and futures contracts                 7,795,260
                                                                                     ---------------
                                                                                     ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $      8,353,850
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2003 AND YEAR ENDED DECEMBER 31, 2002

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                             VALUE INDEX
                                                                              PORTFOLIO
                                                                     -----------------------------
                                                                     -----------------------------
                                                                         2003            2002
                                                                     -------------    ------------
                                                                     -----------------------------
                                                                        UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                                          $      558,590   $   2,695,214
    Net realized loss on investments                                   (4,945,101)    (74,597,835)
    Net realized loss on futures contracts                                (58,416)       (611,223)
    Change in net unrealized depreciation on investments               12,799,937      17,172,265
    Change in net unrealized depreciation on futures contracts             (1,160)        (37,012)
                                                                     -------------    ------------
                                                                     -------------    ------------

    Net increase (decrease) in net assets resulting from operations     8,353,850     (55,378,591)
                                                                     -------------    ------------
                                                                     -------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                           (548,952)     (2,695,680)
                                                                     -------------    ------------
                                                                     -------------    ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                  15,482,945      60,875,480
    Reinvestment of distributions                                         548,952       2,695,680
    Redemptions of shares                                             (26,969,623)    (228,917,745)
                                                                     -------------    ------------
                                                                     -------------    ------------

    Net decrease in net assets resulting from share transactions      (10,937,726)    (165,346,585)
                                                                     -------------    ------------
                                                                     -------------    ------------

    Total decrease in net assets                                       (3,132,828)    (223,420,856)

NET ASSETS:
    Beginning of period                                                77,864,813     301,285,669
                                                                     -------------    ------------
                                                                     -------------    ------------

    End of period  (1)                                             $   74,731,985   $  77,864,813
                                                                     =============    ============
                                                                     =============    ============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                1,530,509       5,291,080
    Issued in reinvestment of distributions                                49,544         251,456
    Redeemed                                                           (2,639,087)    (20,984,575)
                                                                     -------------    ------------
                                                                     -------------    ------------

    Net decrease                                                       (1,059,034)    (15,442,039)
                                                                     =============    ============
                                                                     =============    ============

(1) Including undistributed net investment income                  $       24,070   $      14,432

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                    Six Months Ended               Year Ended December 31,
                                    ------------------------------------------------------------------
                                    ------------------------------------------------------------------
                                    June 30, 2003  2002 ~     2001 ~     2000 ~     1999 ~      1998 ~
                                    ---------------------  ---------  ---------  ---------   ---------
                                    ---------------------  ---------  ---------  ---------   ---------
                                         UNAUDITED

Net Asset Value, Beginning of Period $   9.97 $    12.96 $    16.45 $    18.04 $    18.95  $    18.14

Income from Investment Operations

Net investment income                    0.08       0.14       0.18       0.23       0.24        0.28
Net realized and unrealized gain (loss)  1.10      (2.99)     (2.28)      0.66       1.78        2.30
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Income (Loss) From

    Investment Operations                1.18      (2.85)     (2.10)      0.89       2.02        2.58
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Less Distributions

From net investment income              (0.08)     (0.14)     (0.18)     (0.23)     (0.24)      (0.28)
From net realized gains                                       (1.21)     (2.25)     (2.69)      (1.49)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Total Distributions                     (0.08)     (0.14)     (1.39)     (2.48)     (2.93)      (1.77)
                                    ----------  ---------  ---------  ---------  ---------   ---------
                                    ----------  ---------  ---------  ---------  ---------   ---------

Net Asset Value, End of Period    $     11.07 $     9.97 $    12.96 $    16.45 $    18.04  $    18.95
                                    ==========  =========  =========  =========  =========   =========
                                    ==========  =========  =========  =========  =========   =========


Total Return                           11.83% o  (21.46%)   (12.34%)     5.36%     11.39%      14.48%

Net Assets, End of Period ($000)  $    74,732 $   77,865 $  301,286 $  378,498 $  391,562  $  326,339

Ratio of Expenses to Average Net Assets 0.60% *    0.60%      0.60%      0.60%      0.60%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                  1.53% *    1.36%      1.15%      1.32%      1.31%       1.54%

Portfolio Turnover Rate                14.33% o   27.77%     49.44%     53.18%     70.11%      39.67%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized



MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003

--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of forty portfolios. Interests in the Value Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Value Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Benefits, Inc., which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2003, there were 46 funds for which the Directors served as Directors, Trustees or Committee Members, forty of which were Portfolios of the Fund. The total compensation paid by the Fund and its affiliated investment companies to the Independent Directors was $41,250 for the period from January 1, 2003 through June 30, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or Interested Director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $10,427,879 and $21,319,636, respectively. For the same period, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2003, the U.S. Federal income tax cost basis was $95,524,494. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,653,086 and gross depreciation of securities in which there was an excess of tax cost over value of $23,740,673, resulting in net depreciation of $21,087,587.

5. FUTURES CONTRACTS

      As of June 30, 2003, the Portfolio had 2 open S&P 500 long futures contracts. The contracts expire in September 2003 and the Portfolio has recorded unrealized depreciation of $5,785.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year. At December 31, 2002, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $70,339,434, which expires in the year 2010. The Portfolio also had current year deferred post-October capital losses of $6,670,098.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Value Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 2.68%
     13,967 Boeing Co                                                    479,347
      3,279 General Dynamics Corp                                        237,728
      1,915 Goodrich Corp                                                 40,215
     14,292 Honeywell International Inc                                  383,740
      7,447 Lockheed Martin Corp                                         354,254
      3,113 Northrop Grumman Corp                                        268,621
      6,830 Raytheon Co                                                  224,297
                                                                      $1,988,202

AGRICULTURE --- 0.31%

     10,707 Archer-Daniels-Midland Co                                    137,799
      4,353 Monsanto Co                                                   94,199
                                                                        $231,998

AIR FREIGHT --- 0.45%
      5,014 FedEx Corp                                                   311,018
      1,012 Ryder System Inc                                              25,927
                                                                        $336,945

AIRLINES --- 0.34%

      1,977 Delta Air Lines Inc                                           29,022
     12,896 Southwest Airlines Co                                        221,811
                                                                        $250,833

AUTO PARTS & EQUIPMENT --- 0.51%
      1,193 Cooper Tire & Rubber Co                                       20,985
      2,381 Dana Corp                                                     27,524
      9,280 Delphi Corp                                                   80,086
      2,906 Genuine Parts Co                                              93,021
      2,895 Goodyear Tire & Rubber Co                                     15,199
      1,479 Johnson Controls Inc                                         126,602
      2,127 Visteon Corp                                                  14,612
                                                                        $378,029

AUTOMOBILES --- 0.90%

     30,395 Ford Motor Co                                                334,041
      9,372 General Motors Corp                                          337,392
                                                                        $671,433

BANKS --- 12.69%

      5,824 AmSouth Bancorp                                              127,196
      7,798 BB&T Corp                                                    267,471
     18,954 Bank One Corp                                                704,710
     24,939 Bank of America Corp                                       1,970,929
      3,728 Charter One Financial Inc                                    116,239
      2,908 Comerica Inc                                                 135,222
      2,141 First Tennessee National Corp                                 94,011
     17,448 FleetBoston Financial Corp                                   518,380
      3,739 Huntington Bancshares Inc                                     72,985
      6,967 KeyCorp                                                      176,056
      3,721 Marshall & Ilsley Corp                                       113,788
      7,200 Mellon Financial Corp                                        199,800
     10,206 National City Corp                                           333,838
      2,600 North Fork Bancorp Inc                                        88,556
      3,630 Northern Trust Corp                                          151,698
      4,760 PNC Financial Services Group                                 232,336
      3,734 Regions Financial Corp                                       126,135
      5,619 SouthTrust Corp                                              152,837
      5,534 State Street Corp                                            218,040
      4,660 SunTrust Banks Inc                                           276,524
      5,031 Synovus Financial Corp                                       108,167
     31,862 US Bancorp                                                   780,619
      3,335 Union Planters Corp                                          103,485
     22,323 Wachovia Corp                                                892,027
     27,902 Wells Fargo & Co                                           1,406,261
      1,512 Zions Bancorp                                                 76,522
                                                                      $9,443,832

BROADCAST/MEDIA --- 2.10%

     10,209 Clear Channel Communications Inc*                            432,760
     37,353 Comcast Corp*                                              1,127,314
                                                                      $1,560,074

BUILDING MATERIALS --- 0.34%
      7,860 Masco Corp                                                   187,461
      1,696 Vulcan Materials Co                                           62,871
                                                                        $250,332

CHEMICALS --- 0.70%

      3,746 Air Products & Chemicals Inc                                 155,834
      1,293 Eastman Chemical Co                                           40,949
      2,094 Engelhard Corp                                                51,868
        785 Great Lakes Chemical Corp                                     16,014
      2,815 PPG Industries Inc                                           142,833
      3,733 Rohm & Haas Co                                               115,835
                                                                        $523,333

COMMUNICATIONS - EQUIPMENT --- 1.12%
     13,322 ADC Telecommunications Inc*                                   31,014
      1,597 Andrew Corp*                                                  14,692
      7,777 CIENA Corp*                                                   40,363
      3,074 Comverse Technology Inc*                                      46,202
     21,032 Corning Inc*                                                 155,426
     23,698 JDS Uniphase Corp*                                            83,180
     38,435 Motorola Inc                                                 362,442
      2,477 Scientific-Atlanta Inc                                        59,052
      6,774 Tellabs Inc*                                                  44,505
                                                                        $836,876

COMPUTER HARDWARE & SYSTEMS --- 2.53%
      6,077 Apple Computer Inc*                                          116,192
     36,344 EMC Corp*                                                    380,522
      5,302 Gateway Inc*                                                  19,352
     50,651 Hewlett-Packard Co                                         1,078,866
      1,556 NCR Corp*                                                     39,865
     53,614 Sun Microsystems Inc*                                        246,624
                                                                      $1,881,421

COMPUTER SOFTWARE & SERVICES --- 0.73%
      1,843 Autodesk Inc                                                  29,783
      3,801 BMC Software Inc*                                             62,070
      9,605 Computer Associates International Inc                        213,999
      6,220 Compuware Corp*                                               35,889
      6,054 Novell Inc*                                                   18,646
      4,307 Parametric Technology Corp*                                   13,136
      5,212 PeopleSoft Inc*                                               91,679
      8,103 Siebel Systems Inc*                                           77,303
                                                                        $542,505

CONGLOMERATES --- 0.96%

      2,225 Textron Inc                                                   86,820
     33,167 Tyco International Ltd                                       629,510
                                                                        $716,330

CONTAINERS --- 0.17%

        856 Bemis Co Inc                                                  40,061
      2,600 Pactiv Corp*                                                  51,246
        870 Temple-Inland Inc                                             37,332
                                                                        $128,639

COSMETICS & PERSONAL CARE --- 0.07%
        948 Alberto-Culver Co Class B                                     48,443
                                                                         $48,443

DISTRIBUTORS --- 0.16%

      2,206 SUPERVALU Inc                                                 47,032
      1,553 WW Grainger Inc                                               72,618
                                                                        $119,650

ELECTRIC COMPANIES --- 4.68%
      2,038 Allegheny Energy Inc                                          17,221
      2,646 Ameren Corp                                                  116,689
      6,522 American Electric Power Co Inc                               194,551
      2,349 CMS Energy Corp                                               19,027
      5,075 CenterPoint Energy Inc                                        41,361
      2,923 Cinergy Corp                                                 107,537
      3,702 Consolidated Edison Inc                                      160,223
      2,736 Constellation Energy Group                                    93,845
      2,779 DTE Energy Co                                                107,381
      5,176 Dominion Resources Inc                                       332,662
      5,335 Edison International*                                         87,654
      3,754 Entergy Corp                                                 198,136
      5,456 Exelon Corp                                                  326,323
      3,050 FPL Group Inc                                                203,893
      4,999 FirstEnergy Corp                                             192,212
      6,727 PG&E Corp*                                                   142,276
      2,839 PPL Corp                                                     122,077
      1,522 Pinnacle West Capital Corp                                    56,999
      4,017 Progress Energy Inc                                          176,346
      6,000 Progress Energy Inc @ (CVO)*                                       0
      3,758 Public Service Enterprise Group Inc                          158,776
     11,979 Southern Co                                                  373,266
      2,863 TECO Energy Inc                                               34,327
      5,365 TXU Corp                                                     120,444
      6,606 Xcel Energy Inc                                               99,354
                                                                      $3,482,580

ELECTRONIC INSTRUMENT & EQUIP --- 1.06%
      7,801 Agilent Technologies Inc*                                    152,510
      3,217 American Power Conversion Corp*                               50,153
      1,571 Cooper Industries Inc                                         64,882
      3,303 Jabil Circuit Inc*                                            72,996
      3,126 Molex Inc                                                     84,371
      2,087 PerkinElmer Inc                                               28,821
      1,289 Power-One Inc*                                                 9,216
      3,100 Rockwell Automation Inc                                       73,904
      8,434 Sanmina Corp*                                                 53,219
     13,762 Solectron Corp*                                               51,470
      3,744 Symbol Technologies Inc                                       48,709
      1,358 Tektronix Inc*                                                29,333
      2,633 Thermo Electron Corp*                                         55,346
        909 Thomas & Betts Corp*                                          13,135
                                                                        $788,065

ELECTRONICS - SEMICONDUCTOR --- 1.84%
      5,671 Advanced Micro Devices Inc*                                   36,351
     27,500 Applied Materials Inc*                                       436,150
      4,955 Applied Micro Circuits Corp*                                  29,978
      6,194 LSI Logic Corp*                                               43,854
     10,095 Micron Technology Inc*                                       117,405
      2,974 National Semiconductor Corp*                                  58,647
      2,462 Novellus Systems Inc*                                         90,161
      2,995 Teradyne Inc*                                                 51,843
     28,739 Texas Instruments Inc                                        505,806
                                                                      $1,370,195

ENGINEERING & CONSTRUCTION --- 0.06%
      1,342 Fluor Corp                                                    45,145
                                                                         $45,145

FINANCIAL SERVICES --- 9.71%
     12,757 Bank of New York Co Inc                                      366,764
     85,533 Citigroup Inc                                              3,659,928
      2,148 Countrywide Credit Industries Inc                            149,436
      4,197 Franklin Resources Inc                                       163,977
     11,434 Freddie Mac                                                  580,504
      2,533 Golden West Financial Corp                                   202,665
     33,722 JP Morgan Chase & Co                                       1,152,618
      3,894 Janus Capital Group Inc                                       63,862
      1,610 MGIC Investment Corp                                          75,090
      5,393 Principal Financial Group                                    173,924
     15,471 Washington Mutual Inc                                        638,952
                                                                      $7,227,720

FOOD & BEVERAGES --- 0.63%
        654 Adolph Coors Co Class B                                       32,033
      7,500 Coca-Cola Enterprises Inc                                    136,125
      8,862 ConAgra Foods Inc                                            209,143
      4,500 Pepsi Bottling Group Inc                                      90,090
                                                                        $467,391

GOLD, METALS & MINING --- 1.00%
     14,051 Alcoa Inc                                                    358,301
      1,315 Allegheny Technologies Inc                                     8,679
      6,653 Newmont Mining Corp                                          215,956
      1,282 Nucor Corp                                                    62,626
      1,482 Phelps Dodge Corp*                                            56,820
      1,619 United States Steel Corp                                      26,503
      1,368 Worthington Industries Inc                                    18,331
                                                                        $747,216

HEALTH CARE RELATED --- 2.79%
      2,578 Aetna Inc                                                    155,196
      1,872 AmericsourceBergen Corp                                      129,823
      2,318 Anthem Inc*                                                  178,834
      2,378 CIGNA Corp                                                   111,623
      7,400 Cardinal Health Inc                                          475,820
      8,500 HCA Inc                                                      272,340
      3,948 Health Management Associates Inc Class A                      72,841
      2,626 Humana Inc*                                                   39,653
      1,434 Manor Care Inc*                                               35,864
      4,780 McKesson HBOC Inc                                            170,837
      1,768 Quest Diagnostics Inc*                                       112,798
      1,914 Quintiles Transnational Corp*                                 27,160
      7,751 Tenet Healthcare Corp*                                        90,299
      2,449 Wellpoint Health Networks Inc*                               206,451
                                                                      $2,079,539

HOMEBUILDING --- 0.28%

      1,111 Centex Corp                                                   86,425
        856 KB Home                                                       53,055
      1,083 Pulte Corp                                                    66,778
                                                                        $206,258

HOTELS/MOTELS --- 0.89%

     10,455 Carnival Corp                                                339,892
      6,210 Hilton Hotels Corp                                            79,426
      3,869 Marriott International Inc Class A                           148,647
      3,360 Starwood Hotels & Resorts Worldwide Inc                       96,062
                                                                        $664,027

HOUSEHOLD GOODS --- 0.55%
      1,046 American Greetings Corp Class A*                              20,543
      2,455 Fortune Brands Inc                                           128,151
      3,159 Leggett & Platt Inc                                           64,760
      4,600 Newell Rubbermaid Inc                                        128,800
        957 Snap-on Inc                                                   27,782
      1,393 Stanley Works                                                 38,447
                                                                        $408,483

INSURANCE RELATED --- 8.15%
      4,373 ACE Ltd                                                      149,950
      8,500 AFLAC Inc                                                    261,375
     11,711 Allstate Corp                                                417,497
      1,798 Ambac Financial Group Inc                                    119,118
     43,346 American International Group Inc                           2,391,832
      5,165 Aon Corp                                                     124,373
      3,055 Chubb Corp                                                   183,300
      2,694 Cincinnati Financial Corp                                     99,920
      4,643 Hartford Financial Services Group Inc                        233,821
      2,354 Jefferson-Pilot Corp                                          97,597
      4,828 John Hancock Financial Services Inc                          148,364
      2,949 Lincoln National Corp                                        105,073
      3,100 Loews Corp                                                   146,599
      2,403 MBIA Inc                                                     117,146
     12,633 MetLife Inc                                                  357,767
      9,090 Prudential Financial Inc                                     305,879
      2,266 SAFECO Corp                                                   79,944
      3,830 St Paul Cos Inc                                              139,833
      1,909 Torchmark Corp                                                71,110
     16,689 Travelers Property Casualty Corp                             263,186
      4,771 UnumProvident Corp                                            63,979
      2,319 XL Capital Ltd Class A                                       192,477
                                                                      $6,070,140

INVESTMENT BANK/BROKERAGE FIRM --- 3.72%
      1,675 Bear Stearns Co Inc                                          121,304
     22,400 Charles Schwab Corp                                          226,016
      7,788 Goldman Sachs Group Inc                                      652,245
      4,064 Lehman Brothers Holdings Inc                                 270,175
     15,505 Merrill Lynch & Co Inc                                       723,773
     18,123 Morgan Stanley                                               774,758
                                                                      $2,768,271

LEISURE & ENTERTAINMENT --- 4.45%
     74,636 AOL Time Warner Inc*                                       1,200,893
      1,511 Brunswick Corp                                                37,805
      1,880 Harrah's Entertainment Inc*                                   75,651
      2,839 Hasbro Inc                                                    49,654
     29,231 Viacom Inc Class B*                                        1,276,225
     33,894 Walt Disney Co                                               669,407
                                                                      $3,309,635

MACHINERY --- 2.23%

      5,735 Caterpillar Inc                                              319,210
        948 Crane Co                                                      21,453
        731 Cummins Engine Co Inc                                         26,236
      2,614 Danaher Corp                                                 177,883
      3,975 Deere & Co                                                   181,658
      3,318 Dover Corp                                                    99,407
      1,267 Eaton Corp                                                    99,599
      5,120 Illinois Tool Works Inc                                      337,152
      2,810 Ingersoll-Rand Co                                            132,969
      2,003 PACCAR Inc                                                   135,323
      2,011 Pall Corp                                                     45,248
      2,021 Parker-Hannifin Corp                                          84,862
                                                                      $1,661,000

MEDICAL PRODUCTS --- 0.13%
      3,400 Applera Corp Applied Biosystems Group                         64,702
        841 Bausch & Lomb Inc                                             31,538
                                                                         $96,240

OIL & GAS --- 10.88%
      1,487 Amerada Hess Corp                                             73,131
      4,128 Anadarko Petroleum Corp                                      183,572
      2,745 Apache Corp                                                  178,590
      1,128 Ashland Inc                                                   34,607
      5,589 Baker Hughes Inc                                             187,623
      3,384 Burlington Resources Inc                                     182,973
     17,744 ChevronTexaco Corp                                         1,281,117
     11,296 ConocoPhillips                                               619,021
      3,888 Devon Energy Corp                                            207,619
      1,961 EOG Resources Inc                                             82,048
    110,986 Exxon Mobil Corp                                           3,984,623
      7,269 Halliburton Co                                               167,187
      1,686 Kerr-McGee Corp                                               75,533
      5,154 Marathon Oil Corp                                            135,808
      2,399 Nabors Industries Ltd*                                        94,880
      2,187 Noble Corp*                                                   75,014
      6,317 Occidental Petroleum Corp                                    211,935
      1,584 Rowan Cos Inc*                                                35,482
      1,266 Sunoco Inc                                                    47,779
      5,279 Transocean Sedco Forex Inc*                                  115,980
      4,287 Unocal Corp                                                  122,994
                                                                      $8,097,516

PAPER & FOREST PRODUCTS --- 0.92%
        945 Boise Cascade Corp                                            22,586
      4,157 Georgia-Pacific Corp                                          78,775
      7,934 International Paper Co                                       283,482
      1,699 Louisiana-Pacific Corp*                                       18,417
      3,269 MeadWestvaco Corp                                             80,744
      3,700 Weyerhaeuser Co                                              199,800
                                                                        $683,804

PERSONAL LOANS --- 0.90%
      3,747 Capital One Financial Corp                                   184,277
     21,217 MBNA Corp                                                    442,162
      4,800 Providian Financial Corp*                                     44,448
                                                                        $670,887

PHARMACEUTICALS --- 0.78%

      3,943 King Pharmaceuticals Inc*                                     58,199
     24,400 Schering-Plough Corp                                         453,840
      1,783 Watson Pharmaceuticals Inc*                                   71,980
                                                                        $584,019

PHOTOGRAPHY/IMAGING --- 0.18%

      4,794 Eastman Kodak Co                                             131,116
                                                                        $131,116

POLLUTION CONTROL --- 0.36%
      3,445 Allied Waste Industries Inc*                                  34,622
      9,762 Waste Management Inc                                         235,167
                                                                        $269,789

PRINTING & PUBLISHING --- 0.86%
      4,508 Gannett Co Inc                                               346,259
      1,841 RR Donnelley & Sons Co                                        48,124
      5,131 Tribune Co                                                   247,827
                                                                        $642,210

RAILROADS --- 0.88%

      6,180 Burlington Northern Santa Fe Corp                            175,759
      3,513 CSX Corp                                                     105,706
      6,415 Norfolk Southern Corp                                        123,168
      4,263 Union Pacific Corp                                           247,339
                                                                        $651,972

REAL ESTATE --- 0.74%
      1,558 Apartment Investment & Management Co Class A REIT             53,907
      6,631 Equity Office Properties Trust REIT                          179,103
      4,527 Equity Residential REIT                                      117,476
      2,992 Plum Creek Timber Co Inc REIT                                 77,642
      3,198 Simon Property Group Inc REIT                                124,818
                                                                        $552,946

RESTAURANTS --- 0.77%

      2,718 Darden Restaurants Inc                                        51,588
     21,154 McDonald's Corp                                              466,657
      1,870 Wendy's International Inc                                     54,174
                                                                        $572,419

RETAIL --- 3.57%

      6,046 Albertson's Inc                                              116,083
      4,614 AutoNation Inc*                                               72,532
      1,905 Big Lots Inc*                                                 28,651
      6,537 CVS Corp                                                     183,232
      3,407 Circuit City Stores Inc - CarMax Group                        29,982
      7,589 Costco Wholesale Corp*                                       277,757
      1,334 Dillard's Inc                                                 17,969
      3,117 Federated Department Stores Inc                              114,861
      4,379 JC Penney Co Inc                                              73,786
     12,469 Kroger Co*                                                   207,983
      8,621 Limited Brands                                               133,626
      4,776 May Department Stores Co                                     106,314
      2,240 Nordstrom Inc                                                 43,725
      5,083 Office Depot Inc*                                             73,754
      7,351 Safeway Inc*                                                 150,401
      5,126 Sears Roebuck & Co                                           172,439
      2,468 Sherwin-Williams Co                                           66,340
      8,100 Staples Inc*                                                 148,635
     15,100 Target Corp                                                  571,384
      3,524 Toys R Us Inc*                                                42,711
      2,260 Winn-Dixie Stores Inc                                         27,821
                                                                      $2,659,986

SHOES --- 0.04%

        979 Reebok International Ltd*                                     32,924
                                                                         $32,924

SPECIALIZED SERVICES --- 1.37%
     16,884 Cendant Corp*                                                309,315
      3,150 Computer Sciences Corp*                                      120,078
      2,430 Convergys Corp*                                               38,880
      7,977 Electronic Data Systems Corp                                 171,107
      3,200 Fiserv Inc*                                                  113,952
      6,452 Interpublic Group of Cos Inc                                  86,328
      2,332 Sabre Holdings Corp                                           57,484
      4,702 SunGard Data Systems Inc*                                    121,829
                                                                      $1,018,973

TELEPHONE & TELECOMMUNICATIONS --- 7.06%
      5,152 ALLTEL Corp                                                  248,429
     13,026 AT&T Corp                                                    250,751
     44,991 AT&T Wireless Services Inc*                                  369,376
     30,705 BellSouth Corp                                               817,674
      2,338 CenturyTel Inc                                                81,479
      4,663 Citizens Communications Co*                                   60,106
     55,163 SBC Communications Inc                                     1,409,415
     14,931 Sprint Corp                                                  215,006
     45,700 Verizon Communications                                     1,802,865
                                                                      $5,255,101

TEXTILES --- 0.25%

      2,089 Jones Apparel Group Inc*                                      61,124
      1,816 Liz Claiborne Inc                                             64,014
      1,826 VF Corp                                                       62,029
                                                                        $187,167

TOBACCO --- 0.07%

      1,414 RJ Reynolds Tobacco Holdings Inc                              52,615
                                                                         $52,615

UNIT INVESTMENT TRUST --- 0.00%
         10 iShares S&P SmallCap 600 Index Fund                              477
                                                                            $477

UTILITIES --- 1.30%

      6,264 Calpine Corp*                                                 41,342
     14,985 Duke Energy Corp                                             298,951
      6,134 Dynegy Inc Class A*                                           25,763
      9,930 El Paso Corp                                                  80,234
      2,584 KeySpan Corp                                                  91,603
      2,001 Kinder Morgan Inc                                            109,355
      6,686 Mirant Corp*                                                  19,389
        711 NICOR Inc                                                     26,385
      4,356 NiSource Inc                                                  82,764
        646 Peoples Energy Corp                                           27,707
      3,398 Sempra Energy                                                 96,945
      8,512 Williams Cos Inc                                              67,245
                                                                        $967,683

TOTAL COMMON STOCK --- 99.86%                                        $74,332,384
(Cost $80,804,498)

SHORT-TERM INVESTMENTS

    105,000 United States of America (1)                                 104,522
               0.920%, December 26, 2003

TOTAL SHORT-TERM INVESTMENTS --- 0.14%                                  $104,522
(Cost $104,522)

TOTAL VALUE INDEX PORTFOLIO --- 100%                                 $74,436,906
(Cost $80,909,020)

Legend

(1)  Collateral for Futures

@ Security has no market value at June 30, 2003.

CVO - Contingent Value Obligation
REIT - Real Estate Investment Trust
*  Non-income Producing Security
See Notes to Financial Statements

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

a)     Not Required in Filing.

b) (1)Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 31-Certifications.

       (2)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 32-Certifications.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.

Maxim Series Fund, Inc.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ W.T. McCallum
       W.T. McCallum

        President

Date: August 15, 2003

By: /s/ G.R. McDonald
       G. McDonald
       Treasurer

Date: August 15, 2003